Financial instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Trade receivable	$ 9,538	$ 10,720	$ 7,460
Current trade receivables aging period	60 days	60 days
Bad debt expenses	$ 0	$ 0
Bonds and money market funds	12,583	14,891	$ 24,177
Cash and money market funds	$ 39,032	$ 24,810
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings Interest rate	5.75%	5.75%
Interest rate, measurement | Bonds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in accumulated other comprehensive	$ 14	$ 46
Increase (decrease) in fair value of assets	$ 14	46
Negative impact of market interest rates	0.50%
Interest rate, measurement | Cash and market funds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in cash flows	$ 195	124
Increase (decrease) in profit or loss	$ 195	$ 124
Negative impact of market interest rates	0.50%
CAD
Disclosure of detailed information about financial instruments [line items]
Positive percentage impact on foreign currency exposures	5.00%
Negative percentage impact on foreign currency exposures	5.00%